Labor, social security and share-based payment liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Labor Social Security and Share-based payment Liabilities

	2018	2017
Labor liabilities and related social charges	26,669	13,565
Accrued annual payments and related social charges	70,063	22,394

Total labor and social security liabilities	96,732	35,959

Share-based payments (Note 26)	—	217,487

Total share-based payments	—	217,487